UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Institutional Money Market Funds

Treasury Portfolio

December 31, 2015

TRES-QTLY-0216
1.811325.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 43.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Notes
1/15/16	0.30 to 0.35%	$1,109,980	$1,109,907
U.S. Treasury Obligations - 36.8%
U.S. Treasury Bills
4/28/16 to 6/30/16	0.20 to 0.57	411,000	409,984
U.S. Treasury Bonds
5/15/16	0.29 to 0.39	297,000	304,562
U.S. Treasury Notes
1/31/16 to 7/31/17	0.23 to 0.59 (b)	5,375,910	5,392,585
			6,107,131
TOTAL TREASURY DEBT
(Cost $7,217,038)			7,217,038

Treasury Repurchase Agreement - 56.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.28% dated 12/31/15 due 1/4/16 (Collateralized by U.S. Treasury Obligations) #	$571,577	$571,559
0.33% dated 12/31/15 due 1/4/16 (Collateralized by U.S. Treasury Obligations) #	793,546	793,517
With:
Federal Reserve Bank of New York at 0.25%, dated 12/31/15 due 1/4/16 (Collateralized by U.S. Treasury Obligations valued at $6,792,188,701, 0.88% - 6.63%, 2/28/19 - 8/15/43)	6,792,189	6,792,000
Prudential Insurance Co. of America at 0.31%, dated 12/31/15 due 1/4/16 (Collateralized by U.S. Treasury Obligations valued at $168,492,002, 0.63% - 1.00%, 8/15/16 - 6/15/17)	165,186	165,180
Sumitomo Mitsui Trust Bank Ltd. at:
0.2%, dated:
12/3/15 due 1/7/16
(Collateralized by U.S. Treasury Obligations valued at $47,071,670, 2.13%, 8/15/25)	46,321	46,312
Collateralized by U.S. Treasury Obligations valued at $49,068,481, 2.13%, 1/31/21)	48,179	48,170
12/4/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $81,769,742, 2.13%, 1/8/16)	80,299	80,283
0.23%, dated 12/8/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $84,103,231, 2.63%, 8/15/20)	82,483	82,465
0.26%, dated 12/11/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $81,302,897, 3.25%, 3/31/17)	79,687	79,667
0.3%, dated 12/15/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $82,185,973, 3.75%, 11/15/18)	80,634	80,610
0.35%, dated 12/29/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $76,068,627, 3%, 2/28/17)	74,504	74,479
Wells Fargo Securities, LLC at:
0.13%, dated 10/2/15 due 1/4/16 (Collateralized by U.S. Treasury Obligations valued at $134,685,724, 0.00% - 1.50%, 9/15/16 - 11/30/19)	132,045	132,000
0.15%, dated:
10/5/15 due 1/6/16 (Collateralized by U.S. Treasury Obligations valued at $201,482,253, 0.00% - 3.00%, 11/10/16 - 11/15/45)	197,076	197,000
10/9/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $101,016,622, 0.00% - 0.88%, 7/21/16 - 11/15/17)	99,037	99,000
0.39%, dated 12/21/15 due 3/21/16 (Collateralized by U.S. Treasury Obligations valued at $64,269,841, 0.50% - 1.00%, 3/31/17 - 8/15/18)	63,062	63,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $9,305,242)		9,305,242
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $16,522,280)		16,522,280
NET OTHER ASSETS (LIABILITIES) - 0.4%		65,847
NET ASSETS - 100%		$16,588,127

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$571,559,000 due 1/04/16 at 0.28%
BNP Paribas Securities Corp.	$35,000
Citibank NA	18,000
Credit Agricole CIB New York Branch	44,000
HSBC Securities (USA), Inc.	403,559
J.P. Morgan Securities, Inc.	71,000
$571,559
$793,517,000 due 1/04/16 at 0.33%
J.P. Morgan Securities, Inc.	181,731
Wells Fargo Securities LLC	611,786
$793,517

Income Tax Information

At December 31, 2015 the cost for Federal Income Tax Purposes was $16,522,280,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Institutional Money Market Funds

Tax-Exempt Portfolio

December 31, 2015

TAX-QTLY-0216
1.811334.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.7%
	Principal Amount (000s)	Value (000s)
Alaska - 0.6%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.01% 1/7/16, LOC MUFG Union Bank NA, VRDN (a)	$1,500	$1,500
(Greater Fairbanks Hosp. Proj.) Series 2009 B, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,000	6,000
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.):
Series 1985, 0.01% 1/4/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,100	2,100
Series 1993 C, 0.01% 1/4/16, VRDN (a)	1,000	1,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.01% 1/7/16 (ConocoPhillips Co. Guaranteed), VRDN (a)	5,900	5,900
		16,500
Arizona - 0.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	2,300	2,300
Series 2008 F, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
(Catholic Healthcare West Proj.) Series 2005 B, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,600	3,600
Series ROC II R 11980 X, 0.01% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,030	3,030
		15,930
Arkansas - 0.2%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.05% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,000	6,000
California - 2.6%
California Gen. Oblig.:
Series 2003 C3, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,600	1,600
Series 2004 B4, 0.01% 1/7/16, LOC Citibank NA, VRDN (a)	3,100	3,100
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, 0.01% 1/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	17,500	17,500
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Los Angeles Cmnty. College District Participating VRDN Series RBC O 4, 0.01% 1/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.01% 1/4/16 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	2,800	2,800
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 0.07% 1/7/16 (Liquidity Facility Bank of America NA) (a)(b)	4,980	4,980
Series 2008 B, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,100	2,100
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	32,870	32,870
		69,950
Colorado - 0.1%
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.01% 1/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,800	1,800
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale Univ. Proj.) Series U2, 0.01% 1/7/16, VRDN (a)	9,100	9,100
Participating VRDN Series 15 XF0091, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	390	390
Series 2014 D, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	2,000	2,000
Connecticut Hsg. Fin. Auth.:
Series 2009 A2, 0.01% 1/4/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,300	1,300
Series 2013 B6, 0.01% 1/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,580	2,580
		15,370
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.03% 1/7/16, LOC Freddie Mac, VRDN (a)	3,200	3,200
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.08% 1/7/16, LOC Bank of America NA, VRDN (a)	1,330	1,330
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.01% 1/7/16, LOC TD Banknorth, NA, VRDN (a)	2,970	2,970
Series 1998 A Tranche III, 0.01% 1/7/16, LOC PNC Bank NA, VRDN (a)	1,820	1,820
(Washington Drama Society, Inc. Proj.) Series 2008, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,205	2,205
Series 2006, 0.01% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.01% 1/7/16, LOC Royal Bank of Canada, VRDN (a)	2,700	2,700
		23,180
Florida - 1.0%
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.01% 1/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	2,500	2,500
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.02% 1/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,625	5,625
Miami-Dade County Series 2014 A, 0.01% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,700	4,700
North Broward Hosp. District Rev.:
Series 2005 A, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,500	9,500
0.02% 1/7/16, LOC Northern Trust Co., VRDN (a)	1,800	1,800
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.01% 1/7/16, LOC Northern Trust Co., VRDN (a)	1,700	1,700
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.03% 1/7/16, LOC Northern Trust Co., VRDN (a)	1,000	1,000
		26,825
Georgia - 0.6%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.01% 1/4/16, LOC Wells Fargo Bank NA, VRDN (a)	1,685	1,685
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	1,700	1,700
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.01% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,100	1,100
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.02% 1/7/16, LOC Branch Banking & Trust Co., VRDN (a)	12,370	12,370
		16,855
Illinois - 3.9%
Chicago Wtr. Rev.:
Series 2000, 0.05% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2000-1, 0.05% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2004 A1, 0.05% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,135	5,135
Series 2004 A2, 0.05% 1/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,845	4,845
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.01% 1/7/16, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	800	800
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,290	4,290
Series 2008 C, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	7,245	7,245
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,700	4,700
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 0.01% 1/4/16, LOC Wells Fargo Bank NA, VRDN (a)	2,200	2,200
Participating VRDN:
Series Putters 0022, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,795	3,795
Series Putters 3379, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
Series 2009 D1, 0.01% 1/4/16, LOC PNC Bank NA, VRDN (a)	600	600
Series 2011 A, 0.01% 1/4/16, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2011 B, 0.01% 1/4/16, LOC Wells Fargo Bank NA, VRDN (a)	7,070	7,070
Series 2012 G, 0.01% 1/7/16, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	1,500	1,500
Illinois Gen. Oblig.:
Series 2003 B2, 0.02% 1/7/16, LOC PNC Bank NA, VRDN (a)	25,200	25,200
Series 2003 B3, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,350	9,350
Series 2003 B4, 0.01% 1/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,500	8,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,320	1,320
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2D, 0.01% 1/7/16, LOC Royal Bank of Canada, VRDN (a)	9,500	9,500
		106,045
Indiana - 3.1%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.01% 1/4/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,950	3,950
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,920	4,920
Series 2008 F, 0.02% 1/7/16, LOC Bank of New York, New York, VRDN (a)	33,850	33,850
Series 2008 G, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,000	4,000
Series 2008 J, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,585	4,585
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	12,900	12,900
(Indiana Univ. Health Obligated Group Proj.):
Series 2011 D, 0.01% 1/7/16, LOC Northern Trust Co., VRDN (a)	3,275	3,275
Series 2011 E, 0.02% 1/7/16, LOC Bank of America NA, VRDN (a)	2,895	2,895
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.01% 1/7/16, LOC PNC Bank NA, VRDN (a)	4,000	4,000
Indiana Fin. Auth. Rev. (Ascension Health Proj.) 0.01% 1/7/16, VRDN (a)	3,700	3,700
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,265	6,265
		84,340
Iowa - 0.6%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.01% 1/7/16, VRDN (a)	16,150	16,150
Kansas - 0.0%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.01% 1/4/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	600	600
Kentucky - 0.8%
Louisville & Jefferson County:
Series 2011 B, 0.01% 1/4/16, LOC JPMorgan Chase Bank, VRDN (a)	6,200	6,200
Series 2013 C, 0.02% 1/7/16, LOC PNC Bank NA, VRDN (a)	16,000	16,000
		22,200
Louisiana - 1.6%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.01% 1/4/16, VRDN (a)	2,600	2,600
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.02% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	17,040	17,040
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,400	5,400
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.01% 1/4/16, LOC JPMorgan Chase Bank, VRDN (a)	8,300	8,300
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 0.01% 1/7/16, VRDN (a)	1,000	1,000
(C-Port LLC Proj.) Series 2008, 0.06% 1/7/16, LOC Bank of America NA, VRDN (a)	1,880	1,880
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.01% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,600	2,600
Series 2010 B, 0.01% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,900	3,900
		42,720
Maryland - 0.5%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.01% 1/7/16, VRDN (a)	1,200	1,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 1/7/16, LOC MUFG Union Bank NA, VRDN (a)	2,000	2,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	1,600	1,600
Participating VRDN Series 15 XF0130, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,310	7,310
		12,110
Massachusetts - 0.1%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.02% 1/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,630	2,630
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	21,370	21,370
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series 15 XF0113, 0.03% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,625	6,625
Univ. of Michigan Rev. Series 2012 D2, 0.01% 1/7/16, VRDN (a)	3,010	3,010
		33,005
Minnesota - 0.1%
Hennepin County Gen. Oblig. Series 2013 C, 0.01% 1/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,255	2,255
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.01% 1/4/16, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
		3,555
Mississippi - 0.9%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.01% 1/4/16, VRDN (a)	2,000	2,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.01% 1/4/16, VRDN (a)	1,820	1,820
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.01% 1/4/16 (Chevron Corp. Guaranteed), VRDN (a)	1,900	1,900
Series 2007 C, 0.01% 1/4/16 (Chevron Corp. Guaranteed), VRDN (a)	4,755	4,755
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,400	2,400
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.03% 1/7/16, LOC Bank of America NA, VRDN (a)	10,150	10,150
		23,025
Missouri - 0.9%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.01% 1/7/16, VRDN (a)	5,435	5,435
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.01% 1/4/16, LOC Wells Fargo Bank NA, VRDN (a)	1,290	1,290
Series 2008 A2, 0.01% 1/4/16, LOC Wells Fargo Bank NA, VRDN (a)	8,280	8,280
(Washington Univ. Proj.) Series 2003 B, 0.01% 1/4/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,200	1,200
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.01% 1/7/16, VRDN (a)	7,700	7,700
		23,905
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.01% 1/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	2,200	2,200
Nevada - 1.2%
Clark County Arpt. Rev.:
Series 2008 D 2B, 0.01% 1/7/16, LOC Royal Bank of Canada, VRDN (a)	23,000	23,000
Series 2008 D3, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	3,190	3,190
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.01% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,345	5,345
		31,535
New Mexico - 0.0%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.01% 1/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,260	1,260
New York - 18.1%
Nassau Health Care Corp. Rev.:
Series 2009 B2, 0.01% 1/7/16, LOC TD Banknorth, NA, VRDN (a)	1,900	1,900
Series 2009 C1, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	13,255	13,255
Series 2009 D1, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,235	1,235
Series 2009 D2, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,600	1,600
New York City Gen. Oblig.:
Participating VRDN Series 15 ZF0198, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,690	3,690
Series 2004 A2, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	3,200	3,200
Series 2004 A3, 0.01% 1/7/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	1,300	1,300
Series 2004 H1, 0.01% 1/4/16, LOC Bank of New York, New York, VRDN (a)	2,300	2,300
Series 2004 H2 0.01% 1/7/16, LOC California Pub. Employees Retirement Sys., VRDN (a)	12,753	12,753
Series 2004 H3, 0.01% 1/7/16, LOC California Pub. Employees Retirement Sys., VRDN (a)	2,500	2,500
Series 2004 H6, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	3,095	3,095
Series 2004 H8, 0.01% 1/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	19,400	19,400
Series 2006 E2, 0.01% 1/4/16, LOC Bank of America NA, VRDN (a)	1,900	1,900
Series 2006 H1, 0.01% 1/4/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,600	1,600
Series 2006 I7, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	4,600	4,600
Series 2008 J10, 0.01% 1/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	1,600	1,600
Series 2008 J6, 0.01% 1/4/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,005	17,005
Series 2011 A4, 0.01% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	17,000	17,000
Series 2012 G, 0.01% 1/7/16 (Liquidity Facility Citibank NA), VRDN (a)	7,100	7,100
Series 2013 A3, 0.01% 1/4/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,000	1,000
Series 2013 A5, 0.01% 1/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	6,245	6,245
Series 2015 F6, 0.01% 1/4/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,700	2,700
Series 2104 1, 0.01% 1/4/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,100	7,100
Series D5, 0.01% 1/4/16, LOC PNC Bank NA, VRDN (a)	8,500	8,500
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.01% 1/7/16, LOC Freddie Mac, VRDN (a)	1,300	1,300
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.01% 1/7/16, LOC Freddie Mac, VRDN (a)	2,200	2,200
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 Washington Street Proj.) Series 2005 A, 0.01% 1/7/16, LOC Fannie Mae, VRDN (a)	13,100	13,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 14 0043, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	14,800	14,800
Series ROC II R 11916, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,235	1,235
Series 2006 AA, 0.01% 1/4/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,400	6,400
Series 2006 AA-1B, 0.01% 1/4/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,750	8,750
Series 2008 B1, 0.01% 1/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	2,000	2,000
Series 2008 B3, 0.01% 1/4/16 (Liquidity Facility Bank of America NA), VRDN (a)	2,700	2,700
Series 2008 BB3, 0.01% 1/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,250	3,250
Series 2008 BB4, 0.01% 1/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	10,000	10,000
Series 2009 BB2, 0.01% 1/4/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,500	16,500
Series 2012 B, 0.01% 1/4/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,700	1,700
Series 2012 B3, 0.01% 1/4/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,050	1,050
Series 2014 AA:
0.01% 1/4/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,700	8,700
0.01% 1/4/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,500	9,500
0.01% 1/4/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	17,700	17,700
0.01% 1/4/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	9,700	9,700
0.01% 1/4/16 (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,675	4,675
Series 2014 BB1, 0.01% 1/4/16 (Liquidity Facility Bank of America NA), VRDN (a)	2,900	2,900
Series 2014 BB4, 0.01% 1/4/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	4,350	4,350
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,800	3,800
Series ROC II R 14022, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,185	2,185
Series 1999 A2, 0.01% 1/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,200	2,200
Series 2001 A, 0.01% 1/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Series 2001 C, 0.01% 1/4/16 (Liquidity Facility PNC Bank NA), VRDN (a)	9,815	9,815
Series 2003 1D, 0.01% 1/4/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,530	10,530
Series 2003 A2, 0.01% 1/4/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	3,000	3,000
Series 2003 C1, 0.01% 1/4/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,300	3,300
Series 2003 C2, 0.01% 1/4/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,950	5,950
Series 2013 A5, 0.01% 1/4/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,000	1,000
Series 2013 C4, 0.01% 1/4/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,985	7,985
Series 2014 A4, 0.01% 1/4/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	6,200	6,200
New York Dorm. Auth. Revs. Participating VRDN Series Putters 1955, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,600	2,600
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,185	3,185
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.01% 1/7/16, LOC Fannie Mae, VRDN (a)	4,100	4,100
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.01% 1/7/16, LOC Fannie Mae, VRDN (a)	6,000	6,000
(505 West 37th Street Proj.) Series 2009 A, 0.02% 1/4/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,400	1,400
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.01% 1/7/16, LOC TD Banknorth, NA, VRDN (a)	4,700	4,700
(Taconic West 17th St. Proj.) Series 2009 A, 0.01% 1/7/16, LOC Fannie Mae, VRDN (a)	3,210	3,210
Series 2008 A, 0.01% 1/7/16, LOC Freddie Mac, VRDN (a)	1,100	1,100
Series 2010 A, 0.01% 1/7/16, LOC Freddie Mac, VRDN (a)	2,800	2,800
Series 2012 A, 0.01% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,500	8,500
Series 2013 A1, 0.07% 1/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,600	17,600
Series 2014 A:
0.01% 1/4/16, LOC PNC Bank NA, VRDN (a)	7,000	7,000
0.01% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,100	3,100
Series 2015 A1, 0.01% 1/7/16, LOC Bank of New York, New York, VRDN (a)	1,000	1,000
Series 2015 A2, 0.01% 1/7/16, LOC Bank of New York, New York, VRDN (a)	6,500	6,500
Series A, 0.01% 1/7/16, LOC Freddie Mac, VRDN (a)	17,300	17,300
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	3,500	3,500
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.01% 1/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,005	2,005
New York Metropolitan Trans. Auth. Rev.:
Series 2015 E1, 0.01% 1/4/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,500	7,500
Series 2015 E3, 0.01% 1/7/16, LOC Citibank NA, VRDN (a)	2,500	2,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.01% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,700	1,700
Series 2008 A5, 0.01% 1/7/16, LOC TD Banknorth, NA, VRDN (a)	7,000	7,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.):
Series 2005 A, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,150	6,150
Series 2005 B, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,225	1,225
Triborough Bridge & Tunnel Auth. Revs. Series 2003 B1, 0.01% 1/7/16, LOC PNC Bank NA, VRDN (a)	14,500	14,500
		487,653
North Carolina - 2.0%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.01% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,710	2,710
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 H, 0.01% 1/4/16, LOC Wells Fargo Bank NA, VRDN (a)	3,360	3,360
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.03% 1/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	1,030	1,030
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0051, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	8,800	8,800
Series MS 15 ZM0105, 0.02% 1/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,085	6,085
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, 0.01% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,050	8,050
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,090	9,090
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.01% 1/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	4,520	4,520
Piedmont Triad Arpt. Auth. Series 2008 A, 0.02% 1/7/16, LOC Branch Banking & Trust Co., VRDN (a)	595	595
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.01% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	495	495
Wake County Gen. Oblig. Series 2003 C, 0.01% 1/7/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,150	3,150
		53,835
Ohio - 1.2%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.01% 1/4/16, LOC JPMorgan Chase Bank, VRDN (a)	9,690	9,690
Middletown Hosp. Facilities Rev. Series 2008 A, 0.01% 1/7/16, LOC PNC Bank NA, VRDN (a)	970	970
Ohio State Univ. Gen. Receipts Series 2010 E, 0.01% 1/7/16, VRDN (a)	21,700	21,700
		32,360
Oregon - 1.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000	2,000
Series 2008 B, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	24,950	24,950
Series 2008 C, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,600	1,600
Oregon Facilities Auth. Rev. (PeaceHealth Proj.):
Series 2008 A, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000	2,000
Series 2008 B, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,400	4,400
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,500	8,500
		46,450
Pennsylvania - 1.4%
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.01% 1/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,200	1,200
Chester County Health & Ed. Auth. Rev. 0.01% 1/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,885	6,885
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.12% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,375	8,375
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.01% 1/4/16, VRDN (a)	2,900	2,900
Indiana County Hosp. Auth. Series 2014 B, 0.02% 1/7/16, LOC PNC Bank NA, VRDN (a)	3,400	3,400
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.01% 1/7/16, LOC PNC Bank NA, VRDN (a)	980	980
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.) Series B, 0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,755	2,755
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	12,200	12,200
		38,695
Rhode Island - 0.3%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,900	1,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.01% 1/7/16, LOC TD Banknorth, NA, VRDN (a)	1,080	1,080
(New England Institute of Technology Proj.) Series 2008, 0.01% 1/7/16, LOC TD Banknorth, NA, VRDN (a)	5,150	5,150
		8,130
South Carolina - 0.2%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,295	5,295
Tennessee - 0.8%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.02% 1/7/16, LOC Branch Banking & Trust Co., VRDN (a)	300	300
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.06% 1/7/16, LOC Bank of America NA, VRDN (a)	1,895	1,895
Series 2005, 0.01% 1/4/16, LOC Bank of America NA, VRDN (a)	1,130	1,130
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,820	1,820
Series 2011 B, 0.01% 1/7/16, LOC PNC Bank NA, VRDN (a)	15,625	15,625
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.19%, tender 7/28/16 (a)	1,200	1,200
		21,970
Texas - 5.5%
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 11992, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,400	3,400
Series 2008, 0.01% 1/7/16, LOC Citibank NA, VRDN (a)	1,375	1,375
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.01% 1/7/16, LOC Bank of America NA, VRDN (a)	2,060	2,060
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995	2,995
Series Putters 3742, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,295	1,295
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 0.01% 1/4/16, VRDN (a)	13,600	13,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Participating VRDN Series Putters 15 3, 0.01% 1/4/16 (Liquidity Facility JPMorgan Securities LLC) (a)(b)	1,100	1,100
Series 2014 D, 0.01% 1/7/16, VRDN (a)	2,200	2,200
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.01% 1/4/16, LOC JPMorgan Chase Bank, VRDN (a)	4,610	4,610
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.04% 1/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	40,000	40,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.01% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	6,000	6,000
Houston Util. Sys. Rev.:
Series 2004 B3, 0.01% 1/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,250	6,250
Series 2004 B4, 0.01% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,600	3,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.01% 1/4/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	8,400	8,400
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.01% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.01% 1/7/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	5,000	5,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.02% 1/7/16 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008:
0.01% 1/4/16, LOC TD Banknorth, NA, VRDN (a)	8,140	8,140
0.01% 1/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,185	5,185
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.01% 1/7/16, LOC Freddie Mac, VRDN (a)	6,510	6,510
Texas Gen. Oblig. Series 2015 B, 0.01% 1/7/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,495	1,495
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 B, 0.01% 1/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	4,440	4,440
0.01% 1/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	7,000	7,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.01% 1/7/16, VRDN (a)	3,200	3,200
		148,995
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 1/7/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)	2,500	2,500
Virginia - 2.1%
Albemarle County Indl. Dev. Auth. 0.02% 1/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,260	1,260
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.01% 1/4/16, LOC Bank of America NA, VRDN (a)	1,515	1,515
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.02% 1/7/16, LOC Branch Banking & Trust Co., VRDN (a)	3,150	3,150
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.01% 1/7/16, LOC Bank of New York, New York, VRDN (a)	1,865	1,865
Series 2008 D2, 0.01% 1/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,375	6,375
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.01% 1/7/16, VRDN (a)	8,870	8,870
Series 2003 B, 0.01% 1/7/16, VRDN (a)	4,830	4,830
Series 2003 C, 0.01% 1/7/16, VRDN (a)	8,185	8,185
Series 2003 D, 0.01% 1/7/16, VRDN (a)	11,090	11,090
Series 2003 F, 0.01% 1/7/16, VRDN (a)	1,900	1,900
Series 2013 A, 0.01% 1/7/16, VRDN (a)	6,500	6,500
		55,540
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.02% 1/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,885	2,885
King County Swr. Rev. Series 2001 A, 0.01% 1/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,500	7,500
Washington Gen. Oblig. Participating VRDN:
Series 15 ZM0121, 0.01% 1/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	1,250	1,250
Series Clipper 05 39, 0.01% 1/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	3,800	3,800
Series GS 06 7T, 0.01% 1/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)	25,240	25,240
Series Putters 3539, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,330	4,330
Series WF 11-16C, 0.03% 1/7/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,300	1,300
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.02% 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,625	4,625
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.01% 1/7/16, LOC Freddie Mac, VRDN (a)	900	900
(Kitts Corner Apt. Proj.) Series 2014, 0.02% 1/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	6,500	6,500
(New Haven Apts. Proj.) Series 2009, 0.02% 1/7/16, LOC Fannie Mae, VRDN (a)	5,000	5,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.02% 1/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.02% 1/7/16, LOC Fannie Mae, VRDN (a)	1,200	1,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.01% 1/7/16, LOC Freddie Mac, VRDN (a)	2,190	2,190
(Willow Tree Grove Apts. Proj.) Series 2011, 0.01% 1/7/16, LOC Freddie Mac, VRDN (a)	6,345	6,345
		77,065
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.02% 1/7/16, LOC BMO Harris Bank NA, VRDN (a)	2,100	2,100
Wyoming - 0.1%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.01% 1/4/16 (Chevron Corp. Guaranteed), VRDN (a)	1,500	1,500
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,579,778)		1,579,778

Other Municipal Debt - 21.1%
Alaska - 0.5%
Alaska Gen. Oblig.:
BAN Series 2015 A, 5% 3/18/16	8,600	8,686
Bonds Series 2012 A, 5% 8/1/16	3,250	3,340
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 2% 6/30/16	1,010	1,018
		13,044
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/16	1,000	1,000
Series C:
0.03% 1/5/16, CP	900	900
0.03% 1/6/16, CP	1,500	1,500
		3,400
California - 1.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds 4% 5/1/16	9,000	9,115
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.07%, tender 3/1/16 (Liquidity Facility Royal Bank of Canada) (a)	3,800	3,800
Series 2010 B, 0.07%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada) (a)	2,600	2,600
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	9,240	9,455
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.08% 1/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	800	800
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	23,000	23,191
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.14%, tender 3/3/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,400	1,400
		50,361
Colorado - 1.2%
Colorado Gen. Fdg. Rev. TRAN 1.75% 6/28/16	9,400	9,467
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.19%, tender 7/28/16 (a)	3,300	3,300
Series 2015 C, 0.19%, tender 7/28/16 (a)	4,100	4,100
Denver City & County Wtr. Bonds Series PZ 232, 0.06%, tender 1/15/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	16,475	16,475
		33,342
Connecticut - 0.2%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 0.13% 7/1/16 (a)	1,700	1,700
Series 2014 C, 4% 6/15/16	1,970	2,003
Series 2015 B, 2% 6/15/16	1,000	1,008
Series 2015 D, 0.09% 6/15/16 (a)	1,000	1,000
		5,711
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.03% 1/4/16, LOC JPMorgan Chase Bank, CP	900	900
0.04% 1/6/16, LOC JPMorgan Chase Bank, CP	900	900
0.06% 1/7/16, LOC JPMorgan Chase Bank, CP	1,800	1,800
		3,600
Florida - 1.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.05% tender 1/15/16, LOC Bank of America NA, CP mode	1,900	1,900
Florida Board of Ed. Bonds Series 2014 B, 5% 1/1/16	3,200	3,200
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2007 H, 5% 6/1/16	3,280	3,345
Series 2009 D, 5.5% 6/1/16	1,500	1,533
Florida Gen. Oblig. Bonds Series PZ 130, 0.06%, tender 1/15/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	7,410	7,410
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.04% 1/6/16, LOC JPMorgan Chase Bank, CP	2,500	2,500
0.08% 2/1/16, LOC JPMorgan Chase Bank, CP	2,200	2,200
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.05% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,300	1,300
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.19%, tender 7/28/16 (a)	8,900	8,900
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.21%, tender 7/28/16 (a)	1,000	1,000
Series 2014 A1, 0.21%, tender 7/28/16 (a)	3,000	3,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.09%, tender 7/28/16 (a)	4,000	4,000
		40,288
Georgia - 0.6%
Atlanta Arpt. Rev. Series E1, 0.14% 2/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	223	223
Georgia Gen. Oblig. Bonds:
Series 2014 A, 5% 2/1/16	1,200	1,205
Series 2015 A, 5% 2/1/16	1,640	1,647
5% 1/1/16	500	500
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 0.03% 1/7/16, LOC TD Banknorth, NA, CP	3,900	3,900
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.07%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	9,200	9,200
		16,675
Illinois - 0.7%
Illinois Fin. Auth. Ed. Rev. Series L, 0.04% 1/4/16, LOC PNC Bank NA, CP	1,700	1,700
Illinois Fin. Auth. Rev. Bonds (Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.04% tender 1/15/16, CP mode	5,000	5,000
0.05% tender 2/4/16, CP mode	1,000	1,000
Series 2012 I:
0.04% tender 1/4/16, CP mode	1,600	1,600
0.04% tender 1/5/16, CP mode	2,600	2,600
Series H, 0.04% tender 1/4/16, CP mode	1,600	1,600
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.35%, tender 7/21/16 (a)	4,125	4,125
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/16	1,465	1,496
		19,121
Indiana - 0.1%
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	2,500	2,576
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (a)	1,300	1,300
		3,876
Maryland - 0.6%
Baltimore County Gen. Oblig.:
Bonds 5% 8/1/16	3,500	3,597
0.03% 1/4/16 (Liquidity Facility Mizuho Bank Ltd.), CP	3,300	3,300
0.03% 1/5/16 (Liquidity Facility Mizuho Bank Ltd.), CP	4,300	4,300
0.06% 1/15/16 (Liquidity Facility Mizuho Bank Ltd.), CP	3,100	3,100
Maryland Gen. Oblig. Bonds Series 2007, 5% 3/15/16	1,350	1,363
		15,660
Massachusetts - 0.5%
Massachusetts Gen. Oblig. RAN Series 2015 A, 2% 4/27/16	11,300	11,367
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2015 A, 5% 1/15/16	1,800	1,803
		13,170
Michigan - 1.2%
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.19%, tender 7/28/16 (a)	11,200	11,200
0.19%, tender 7/28/16 (a)	5,690	5,690
0.19%, tender 7/28/16 (a)	7,200	7,199
(Trinity Health Sys. Proj.) Series 2008 C, 0.04% tender 1/4/16, CP mode	4,900	4,900
Univ. of Michigan Rev. Bonds Series 2009 B, 0.04% tender 1/25/16, CP mode	1,900	1,900
		30,889
Minnesota - 0.5%
Minnesota Gen. Oblig. Bonds:
Series 2010 E, 5% 8/1/16	1,675	1,721
Series 2014 A, 5% 8/1/16	4,645	4,773
Univ. of Minnesota Rev. Series 2005 A, 0.04% 1/5/16, CP	1,600	1,600
Univ. of Minnesota Spl. Purp. Rev. Bonds Series 2015 A, 2% 8/1/16	4,585	4,630
		12,724
Missouri - 0.0%
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	1,100	1,107
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series A, 0.04% 1/6/16, CP	1,600	1,600
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 5% 2/1/16	3,200	3,213
Series A:
0.04% 1/8/16, CP	6,750	6,750
0.04% 1/20/16, CP	6,000	6,000
		17,563
Nevada - 0.7%
Clark County School District Bonds:
Series 2007 A, 4% 6/15/16	3,600	3,660
Series 2012 A, 5% 6/15/16	1,200	1,225
Series 2014 B, 5.5% 6/15/16	1,885	1,928
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 5% 6/1/16	8,485	8,654
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.04% 1/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,500	1,500
Series 2006 B, 0.08% 2/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
		17,967
New Jersey - 0.2%
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	3,700	3,748
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	2,700	2,738
		6,486
New York - 0.6%
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	1,900	1,910
New York City Gen. Oblig. Bonds Series 2015 C, 2% 8/1/16	5,135	5,183
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2012 A, 5% 6/15/16	4,825	4,930
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 3/15/16	5,200	5,252
		17,275
North Carolina - 0.5%
Charlotte Gen. Oblig. Bonds 5% 7/1/16	4,520	4,628
North Carolina Gen. Oblig. Bonds Series 2010 A, 5% 5/1/16	1,000	1,016
Wake County Gen. Oblig. Bonds:
Series 2007, 5% 3/1/16	4,550	4,587
Series 2009 C, 5% 3/1/16	1,125	1,134
Series 2009 D, 4% 2/1/16	1,600	1,605
		12,970
Ohio - 0.3%
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	900	900
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Proj.) Series 2008 B5, 0.04% tender 1/14/16, CP mode	2,000	2,000
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.16% tender 2/3/16, CP mode	1,400	1,400
0.17% tender 1/6/16, CP mode	2,000	2,000
Series 2008 B6, 0.14% tender 3/1/16, CP mode	2,000	2,000
Series 2013 A2, 0.31% 1/1/16 (a)	515	515
		8,815
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.08% 2/4/16, LOC State Street Bank & Trust Co., Boston, CP	700	700
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.19%, tender 7/28/16 (a)	1,000	1,000
		1,700
Oregon - 0.4%
Oregon Gen. Oblig. Bonds:
(Article Xl-Q State Projs.) Series 2015 F, 2% 5/1/16	7,805	7,853
Series 2011 L, 5% 5/1/16	1,000	1,016
Portland Swr. Sys. Rev. Bonds Series 2015 A, 5% 6/1/16	2,700	2,753
		11,622
Pennsylvania - 1.6%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/16	29,760	30,474
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	11,600	11,703
		42,177
South Carolina - 0.7%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	1,600	1,606
Berkeley County School District Bonds Series 2012 D, 5% 3/1/16 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	5,135	5,175
Greenville County School District Bonds 2% 6/1/16	5,500	5,541
South Carolina Gen. Oblig. Bonds Series 2011 A, 5% 3/1/16	5,000	5,039
		17,361
Texas - 3.5%
Austin Elec. Util. Sys. Rev. Series A, 0.03% 1/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,400	4,400
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.08%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	10,681	10,681
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.):
Series 2010, 5% 10/1/16	1,295	1,339
Series 2015 2, 0.21%, tender 7/28/16 (a)	2,900	2,900
Harris County Metropolitan Trans. Auth.:
Series A1:
0.05% 1/12/16 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
0.06% 1/14/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,900	1,900
0.17% 1/15/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,700	1,700
Series A3, 0.06% 1/14/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	900	900
Houston Util. Sys. Rev.:
Bonds 4% 5/15/16	10,000	10,141
Series B3:
0.04% 1/4/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,500	1,500
0.06% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,200	1,200
Series B4, 0.05% 1/12/16, LOC State Street Bank & Trust Co., Boston, CP	1,200	1,200
Lewisville Independent School District Bonds Series 2012 A, 4% 8/15/16 (Permanent School Fund of Texas Guaranteed)	2,360	2,414
Lower Colorado River Auth. Rev.:
Series A:
0.03% 1/7/16, LOC JPMorgan Chase Bank, CP	1,400	1,400
0.06% 2/8/16, LOC JPMorgan Chase Bank, CP	2,300	2,300
0.07% 2/1/16, LOC JPMorgan Chase Bank, CP	2,500	2,500
0.05% 1/8/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,106	1,106
Northside Independent School District Bonds Series 2013, 5% 2/15/16 (Permanent School Fund of Texas Guaranteed)	2,300	2,313
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2014, 5% 2/1/16	1,400	1,406
San Antonio Gen. Oblig. Bonds Series 2015, 5% 2/1/16	1,220	1,225
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.21%, tender 7/28/16 (a)	8,400	8,400
Series 2013 B, 0.21%, tender 7/28/16 (a)	1,800	1,800
Texas A&M Univ. Rev. Series 1993 B, 0.04% 1/21/16, CP	1,427	1,427
Texas Gen. Oblig. Bonds Series 2009 A, 5% 10/1/16	4,550	4,704
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2014 A, 5% 7/1/16	6,655	6,815
Series 2015 E, 1% 2/1/16	2,540	2,542
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006 A, 4.5% 4/1/16	2,085	2,108
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.04% 1/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.04% 1/13/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,600	1,600
0.05% 1/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.05% 1/19/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	800	800
0.05% 1/25/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,600	1,600
0.06% 1/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.08% 2/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
Upper Trinity Reg'l. Wtr. District 0.03% 1/4/16, LOC Bank of America NA, CP	1,600	1,600
		93,321
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.07% 3/2/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,100	1,100
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.14%, tender 1/28/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	5,530	5,530
Utah Gen. Oblig. Bonds Series 2009 C, 5% 7/1/16	5,000	5,120
		11,750
Vermont - 0.2%
Vermont Econ. Dev. Auth. Rev. Series B, 0.06% 2/11/16, LOC JPMorgan Chase Bank, CP	4,700	4,700
Virginia - 0.4%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.19%, tender 7/28/16 (a)	5,090	5,090
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.21%, tender 7/28/16 (a)	2,790	2,790
Series 2012 A, 0.21%, tender 7/28/16 (a)	1,495	1,495
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.03% 1/5/16, CP	2,300	2,300
		11,675
Washington - 0.4%
Energy Northwest Elec. Rev. Bonds:
Series 2014 A, 3% 7/1/16	3,240	3,285
5% 7/1/16	4,535	4,642
Washington Gen. Oblig. Bonds:
Series R 2011 A, 5% 1/1/16	2,000	2,000
Series R 2016 A, 5% 7/1/16	1,185	1,213
		11,140
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Bonds Series 2015 N2, 2% 3/15/16	1,900	1,907
Wisconsin Gen. Oblig.:
Bonds:
Series 2006 A, 5% 5/1/16	1,620	1,646
Series 2014 2, 4% 5/1/16	2,500	2,531
Series 2013 A, 0.14% 3/1/16 (Liquidity Facility Bank of New York, New York), CP	3,300	3,300
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.19%, tender 7/28/16 (a)	3,190	3,190
Series 2014 B1, 0.21%, tender 7/28/16 (a)	2,900	2,900
Wisconsin Trans. Rev.:
Series 2006 A, 0.1% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,700	1,700
Series 2013 A, 0.1% 2/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,100	1,100
		18,274
TOTAL OTHER MUNICIPAL DEBT
(Cost $567,764)		567,764
	Shares (000s)	Value (000s)

Investment Company - 8.5%
Fidelity Tax-Free Cash Central Fund, 0.01% (d)(e)	230,334	230,334
(Cost $230,334)
TOTAL INVESTMENT PORTFOLIO - 88.3%
(Cost $2,377,876)		2,377,876
NET OTHER ASSETS (LIABILITIES) - 11.7%		314,599
NET ASSETS - 100%		$2,692,475

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

TRAN – TAX AND REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,496,000 or 1.5% of net assets.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Denver City & County Wtr. Bonds Series PZ 232, 0.06%, tender 1/15/16 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 9/25/15	$16,475
Florida Gen. Oblig. Bonds Series PZ 130, 0.06%, tender 1/15/16 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 3/19/15	$7,410
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.08%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.)	3/15/07 - 9/24/15	$10,681
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.14%, tender 3/3/16 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.14%, tender 1/28/16 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$30

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At December 31, 2015 the cost for Federal Income Tax Purposes was $2,377,876,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Institutional Money Market Funds

Money Market Portfolio

December 31, 2015

MMP-QTLY-0216
1.811317.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 34.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.9%
BMO Harris Bank NA
2/16/16	0.52 (b)%	$347,000	$347,000
State Street Bank & Trust Co.
2/12/16	0.49 (b)	546,000	546,000
Wells Fargo Bank NA
2/8/16 to 4/6/16	0.39 to 0.57 (b)	2,340,000	2,340,000
			3,233,000
New York Branch, Yankee Dollar, Foreign Banks - 29.9%
Bank of Montreal Chicago CD Program
1/5/16 to 6/10/16	0.39 to 0.60 (b)	994,000	994,000
Bank of Nova Scotia
1/8/16 to 5/13/16	0.45 to 0.65 (b)	1,719,000	1,719,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/5/16	0.40	2,030,000	2,030,000
BNP Paribas New York Branch
3/11/16 to 4/1/16	0.64 to 0.65	879,000	879,000
Canadian Imperial Bank of Commerce
4/20/16 to 5/16/16	0.51 to 0.61 (b)	1,285,000	1,285,000
Credit Suisse
5/17/16	0.65 (b)	200,000	200,000
Credit Suisse AG
3/2/16	0.57 (b)	540,000	540,000
Mizuho Corporate Bank Ltd.
1/5/16 to 4/4/16	0.40 to 0.70	2,714,000	2,714,000
Natexis Banques Populaires New York Branch
3/21/16	0.68	264,000	264,000
Royal Bank of Canada
2/12/16 to 3/23/16	0.48 to 0.62 (b)	1,386,000	1,386,000
Skandinaviska Enskilda Banken
1/7/16	0.40	440,000	440,000
Sumitomo Mitsui Banking Corp.
1/4/16 to 3/23/16	0.40 to 0.70 (b)	3,312,000	3,311,999
Sumitomo Mitsui Trust Bank Ltd.
1/5/16 to 3/29/16	0.41 to 0.72	818,000	818,000
Swedbank AB
1/6/16	0.40	543,000	543,000
Toronto-Dominion Bank
2/1/16 to 2/2/16	0.50 to 0.50	404,000	404,000
Toronto-Dominion Bank New York Branch
2/12/16 to 4/12/16	0.39 to 0.50 (b)	1,712,000	1,712,000
UBS AG
3/4/16	0.57 to 0.65 (b)	490,000	490,000
			19,729,999
TOTAL CERTIFICATE OF DEPOSIT
(Cost $22,962,999)			22,962,999

Financial Company Commercial Paper - 4.3%
Commonwealth Bank of Australia
2/1/16 to 2/23/16	0.41 to 0.59 (b)	954,000	954,000
JPMorgan Securities LLC
3/7/16 to 4/8/16	0.49 to 0.75 (b)	869,000	868,326
Mitsubishi UFJ Trust & Banking Corp.
1/14/16 to 1/15/16	0.40 to 0.40	527,000	526,921
Toronto Dominion Holdings (U.S.A.)
2/2/16 to 4/13/16	0.51 to 0.60	520,000	519,554
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,868,801)			2,868,801

Asset Backed Commercial Paper - 0.5%
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

1/11/16	0.36	94,000	93,991
1/7/16	0.37	55,000	54,997
1/8/16	0.37	86,000	85,994
3/17/16	0.60	100,000	99,873
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $334,855)			334,855

Other Commercial Paper - 1.7%

BNP Paribas Dublin Branch
1/4/16	0.37	1,049,000	1,048,968
Danaher Corp.
1/4/16	0.40	76,000	75,997
TOTAL OTHER COMMERCIAL PAPER
(Cost $1,124,965)			1,124,965

Treasury Debt - 1.1%
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bills
4/28/16	0.20	300,000	299,803
U.S. Treasury Notes
6/15/16 to 10/31/17	0.38 to 0.43 (b)	460,000	459,942
TOTAL TREASURY DEBT
(Cost $759,745)			759,745

Other Note - 0.8%
Medium-Term Notes - 0.8%
Svenska Handelsbanken AB
2/26/16
(Cost $496,000)	0.61 (b)(c)	496,000	496,000

Variable Rate Demand Note - 0.1%
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/16
(Cost $67,000)	0.42 (b)	67,000	67,000

Government Agency Debt - 0.9%
Federal Agencies - 0.9%
Fannie Mae
1/26/17	0.44 (b)	210,000	209,977
Freddie Mac
4/20/17	0.41 (b)	358,000	357,929
TOTAL GOVERNMENT AGENCY DEBT
(Cost $567,906)			567,906

Other Instrument - 8.1%
Time Deposits - 8.1%
Bank of New York Mellon (TD)
1/4/16	0.29	3,318,000	3,318,000
Credit Agricole CIB
1/4/16	0.29	2,048,000	2,048,000
TOTAL OTHER INSTRUMENT
(Cost $5,366,000)			5,366,000

Government Agency Repurchase Agreement - 6.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.31% dated 12/31/15 due 1/4/16 (Collateralized by U.S. Government Obligations) #	$4,153,375	$4,153,231
0.33% dated 12/31/15 due 1/4/16 (Collateralized by U.S. Government Obligations) #	360,985	360,972
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $4,514,203)		4,514,203

Treasury Repurchase Agreement - 28.6%
With Federal Reserve Bank of New York at 0.25%, dated 12/31/15 due 1/4/16 (Collateralized by U.S. Treasury Obligations valued at $18,865,524,080, 0.63% - 8.50%, 3/31/18 - 11/15/27)
(Cost $18,865,000)	18,865,524	18,865,000

Other Repurchase Agreement - 12.1%
Other Repurchase Agreement - 12.1%
With:
Citigroup Global Markets, Inc. at:
0.27%, dated 12/31/15 due 1/4/16 (Collateralized by Equity Securities valued at $129,603,947)	120,004	120,000
1.3%, dated 9/8/15 due:
3/29/16 (Collateralized by Corporate Obligations valued at $253,796,868, 0.00% - 33.39%, 10/15/21 - 11/25/51)	235,715	234,000
4/5/16 (Collateralized by Mortgage Loan Obligations valued at $252,712,266, 0.73% - 12.39%, 3/15/19 - 11/25/51)	234,767	233,000
Credit Suisse Securities (U.S.A.) LLC at:
0.6%, dated:
12/28/15 due 1/4/16 (Collateralized by Corporate Obligations valued at $283,517,171, 0.00% - 7.14%, 3/22/17 - 4/10/49)	270,032	270,000
12/31/15 due 1/7/16 (Collateralized by Corporate Obligations valued at $568,380,187, 0.00% - 8.80%, 5/15/26 - 2/10/51)	514,060	514,000
1.04%, dated 11/20/15 due 4/4/16:
(Collateralized by Mortgage Loan Obligations valued at $595,255,749, 0.00% - 3.00%, 9/25/35 - 3/31/45)	519,255	517,000
(Collateralized by Corporate Obligations valued at $384,586,037, 0.00% - 9.93%, 9/20/19 - 11/15/46)	358,630	357,000
HSBC Securities, Inc. at 0.27%, dated 12/31/15 due 1/4/16 (Collateralized by Corporate Obligations valued at $262,502,398, 0.00% - 9.25%, 2/16/16 - 12/29/49)	250,008	250,000
ING Financial Markets LLC at 0.27%, dated 12/31/15 due 1/4/16 (Collateralized by Equity Securities valued at $14,040,429)	13,000	13,000
J.P. Morgan Clearing Corp. at:
1.1%, dated:
11/10/15 due 3/30/16 (Collateralized by Equity Securities valued at $217,729,984)	201,106	200,000
11/18/15 due 3/30/16 (Collateralized by Equity Securities valued at $215,500,103)	199,089	198,000
1.15%, dated 12/8/15 due 3/30/16 (Collateralized by Corporate Obligations valued at $263,236,665, 0.00% - 3.75%, 02/01/16 - 03/30/43)	243,399	242,000
J.P. Morgan Securities, LLC at:
0.22%, dated 12/31/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $327,540,053, 0.00% - 22.28%, 2/01/17 - 12/16/57)	318,008	318,000
0.49%, dated 12/31/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $264,713,818, 0.45% - 5.86%, 12/16/39 - 8/16/57)	257,024	257,000
1.1%, dated 11/10/15 due 3/30/16:
(Collateralized by Mortgage Loan Obligations valued at $299,628,875, 0.00% - 47.06%, 4/25/29 - 2/15/51)	278,532	277,000
(Collateralized by Corporate Obligations valued at $250,389,467, 0.00% - 14.75%, 11/01/16 - 3/01/42)	231,272	230,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.42%, dated 12/31/15 due 1/4/16 (Collateralized by Municipal Bond Obligations valued at $157,929,933, 0.00% - 7.78%, 2/15/16 - 11/01/40)	148,007	148,000
0.45%, dated 12/31/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $913,655,681, 0.00% - 10.89%, 2/25/21 - 11/20/65)	887,078	887,000
0.5%, dated 12/31/15 due 1/4/16 (Collateralized by Mortgage Loan Obligations valued at $557,580,976, 0.00% - 6.98%, 9/20/19 - 11/25/60)	531,030	531,000
1.1%, dated:
10/14/15 due 2/16/16 (Collateralized by Corporate Obligations valued at $153,744,252, 0.50% - 3.75%, 9/25/31 - 4/25/55)	142,542	142,000
11/6/15 due 2/4/16 (Collateralized by Equity Securities valued at $149,308,707)	138,380	138,000
11/18/15 due 2/16/16 (Collateralized by Equity Securities valued at $191,434,530)	177,487	177,000
1.3%, dated 12/22/15 due:
4/20/16 (Collateralized by Equity Securities valued at $77,796,527)	72,312	72,000
4/22/16 (Collateralized by Corporate Obligations valued at $219,784,098, 0.00% - 5.44%, 1/08/16 - 4/25/55)	204,899	204,000
RBC Capital Markets Co. at:
0.35%, dated 11/23/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $194,722,933, 0.00% - 25.72%, 10/25/25 - 12/01/45)	189,110	189,000
0.5%, dated:
11/17/15 due 1/7/16 (Collateralized by Municipal Bond Obligations valued at $58,177,451, 0.00% - 7.43%, 7/01/16 - 6/15/52)	55,066	55,000
11/19/15 due 1/7/16 (Collateralized by Municipal Bond Obligations valued at $113,808,585, 0.00% - 8.36%, 7/01/16 - 6/15/52)	108,135	108,000
0.55%, dated 12/21/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $161,693,393, 0.00% - 13.69%, 12/25/21 - 9/25/55)	157,072	157,000
Wells Fargo Securities, LLC at:
0.55%, dated:
12/29/15 due 1/5/16 (Collateralized by Equity Securities valued at $276,505,346)	256,027	256,000
12/31/15 due 1/7/16 (Collateralized by Equity Securities valued at $437,426,778)	405,043	405,000
0.6%, dated 12/31/15 due 1/7/16 (Collateralized by Corporate Obligations valued at $287,299,153, 0.00% - 10.00%, 4/01/16 - 10/01/44)	266,031	266,000
0.95%, dated 9/11/15 due 1/11/16 (Collateralized by Corporate Obligations valued at $55,247,154, 0.75% - 4.00%, 6/01/17 - 3/30/43)	51,164	51,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $8,016,000)		8,016,000
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $65,943,474)		65,943,474
NET OTHER ASSETS (LIABILITIES) - 0.2%		127,045
NET ASSETS - 100%		$66,070,519

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $496,000,000 or 0.8% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,153,231,000 due 1/04/16 at 0.31%
BNP Paribas Securities Corp.	$597,276
Bank of America NA	736,349
Citibank NA	128,174
Credit Agricole CIB New York Branch	360,981
HSBC Securities (USA), Inc.	979,387
J.P. Morgan Securities, Inc.	790,845
Societe Generale	138,202
Wells Fargo Securities LLC	422,017
$4,153,231
$360,972,000 due 1/04/16 at 0.33%
Bank of Nova Scotia	$34,029
Citibank NA	51,044
J.P. Morgan Securities, Inc.	37,693
Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,643
Societe Generale	68,058
Wells Fargo Securities LLC	122,505
$360,972

Income Tax Information

At December 31, 2015 the cost for Federal Income Tax Purposes was $65,943,474,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Institutional Money Market Funds

Prime Money Market Portfolio

December 31, 2015

DOM-QTLY-0216
1.811333.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.4%
State Street Bank & Trust Co.
2/12/16	0.49 (b)%	$374,000	$374,000
Wells Fargo Bank NA
2/9/16 to 6/17/16	0.39 to 0.70 (b)	2,082,000	2,082,000
			2,456,000
London Branch, Eurodollar, Foreign Banks - 0.4%
Mitsubishi UFJ Trust & Banking Corp.
2/16/16	0.43	250,000	249,863
New York Branch, Yankee Dollar, Foreign Banks - 34.7%
Bank of Montreal Chicago CD Program
5/13/16 to 6/10/16	0.52 to 0.60 (b)	530,000	530,000
Bank of Nova Scotia
1/8/16 to 6/2/16	0.41 to 0.65 (b)	2,195,000	2,195,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/5/16	0.40	970,000	970,000
BNP Paribas New York Branch
3/11/16 to 4/1/16	0.64 to 0.65	902,000	902,000
Canadian Imperial Bank of Commerce
4/20/16 to 5/16/16	0.45 to 0.61 (b)	1,330,000	1,330,000
Credit Suisse
5/17/16	0.65 (b)	200,000	200,000
Credit Suisse AG
3/2/16	0.57 (b)	384,000	384,000
Mitsubishi UFJ Trust & Banking Corp.
3/23/16 to 4/1/16	0.52 to 0.53	850,000	850,000
Mizuho Corporate Bank Ltd.
1/5/16 to 4/4/16	0.40 to 0.70	2,678,000	2,677,999
Natexis Banques Populaires New York Branch
3/8/16 to 3/21/16	0.60 to 0.68	845,000	845,000
Royal Bank of Canada
2/12/16 to 3/23/16	0.48 to 0.62 (b)	940,000	940,000
Sumitomo Mitsui Banking Corp.
1/4/16 to 3/23/16	0.40 to 0.70 (b)	2,678,000	2,678,000
Sumitomo Mitsui Trust Bank Ltd.
1/5/16 to 3/29/16	0.41 to 0.72	2,259,000	2,259,000
Swedbank AB
1/6/16	0.40	381,000	381,000
Toronto-Dominion Bank
1/27/16 to 2/2/16	0.50 to 0.50	469,000	469,000
Toronto-Dominion Bank New York Branch
2/12/16 to 4/12/16	0.39 to 0.50 (b)	1,148,000	1,148,000
UBS AG
3/4/16 to 4/22/16	0.57 to 0.66 (b)	820,000	820,000
			19,578,999
TOTAL CERTIFICATE OF DEPOSIT
(Cost $22,284,862)			22,284,862

Financial Company Commercial Paper - 4.0%
Commonwealth Bank of Australia
2/1/16 to 2/10/16	0.41 to 0.45 (b)	635,000	635,000
Credit Suisse AG
1/4/16	0.41	19,000	18,999
JPMorgan Securities LLC
3/7/16 to 4/8/16	0.49 to 0.75 (b)	435,000	434,859
Mitsubishi UFJ Trust & Banking Corp.
1/14/16 to 2/3/16	0.40 to 0.40	609,000	608,856
National Australia Bank Ltd.
1/29/16	0.47 (b)	200,000	200,000
Toronto Dominion Holdings (U.S.A.)
2/2/16 to 4/13/16	0.51 to 0.60	355,000	354,685
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,252,399)			2,252,399

Other Commercial Paper - 1.6%
BNP Paribas Dublin Branch
1/4/16	0.37	849,000	848,974
Danaher Corp.
1/4/16	0.40	63,000	62,998
TOTAL OTHER COMMERCIAL PAPER
(Cost $911,972)			911,972

Treasury Debt - 2.7%
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bills
4/28/16	0.20	211,000	210,862
U.S. Treasury Notes
5/31/16 to 10/31/17	0.30 to 0.47 (b)	1,318,000	1,323,637
TOTAL TREASURY DEBT
(Cost $1,534,499)			1,534,499

Variable Rate Demand Note - 0.1%
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/16	0.42 (b)	37,000	37,000
Florida - 0.0%
Florida Timber Fin. III LLC Taxable 0.42% 1/7/16, LOC Wells Fargo Bank NA, VRDN
1/7/16	0.42 (b)	25,155	25,155
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $62,155)			62,155

Government Agency Debt - 2.9%
Federal Agencies - 2.9%
Federal Home Loan Bank
6/2/16 to 2/3/17	0.20 to 0.32 (b)	1,370,000	1,369,809
Freddie Mac
4/20/17	0.41 (b)	242,000	241,952
TOTAL GOVERNMENT AGENCY DEBT
(Cost $1,611,761)			1,611,761

Other Instrument - 7.8%
Time Deposits - 7.8%
Bank of New York Mellon (TD)
1/4/16	0.29	2,714,000	2,714,000
Credit Agricole CIB
1/4/16	0.29	1,676,000	1,676,000
TOTAL OTHER INSTRUMENT
(Cost $4,390,000)			4,390,000

Government Agency Repurchase Agreement - 8.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.31% dated 12/31/15 due 1/4/16 (Collateralized by U.S. Government Obligations) #	$3,397,932	$3,397,814
0.33% dated 12/31/15 due 1/4/16 (Collateralized by U.S. Government Obligations) #	1,160,735	1,160,692
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $4,558,506)		4,558,506

Treasury Repurchase Agreement - 26.4%
With Federal Reserve Bank of New York 12/31/15 due 1/4/16, (Collateralized by U.S. Treasury Obligations valued at $14,906,414,133, 1.50% - 3.63%, 8/31/18 - 2/15/21)
(Cost $14,906,000)	14,906,414	14,906,000

Other Repurchase Agreement - 6.9%
Other Repurchase Agreement - 6.9%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.6%, dated:
12/28/15 due 1/4/16, (Collateralized by Corporate Obligations valued at $231,797,437, 0.00% - 10.00%, 11/30/16 - 6/25/55)	221,026	221,000
12/31/15 due 1/7/16 (Collateralized by Corporate Obligations valued at $453,600,081, 0.48% - 8.85%, 3/15/19 - 4/25/47)	420,049	420,000
1.04%, dated:
11/20/15 due 4/4/16 (Collateralized by Corporate Obligations valued at $398,996,032, 0.15% - 8.40%, 6/15/25 - 10/15/48)	370,610	369,000
11/20/15 due 4/4/16 (Collateralized by Corporate Obligations valued at $429,269,712, 0.47% - 5.75%, 11/25/29 - 8/25/47)	398,812	397,000
J.P. Morgan Clearing Corp. at:
1.1%, dated:
11/10/15 due 3/30/16 (Collateralized by Equity Securities valued at $149,149,607)	137,758	137,000
11/18/15 due 3/30/16 (Collateralized by Equity Securities valued at $157,820,539)	145,798	145,000
1.15%, dated 12/8/15 due 3/30/16 (Collateralized by Equity Securities valued at $207,767,815)	192,104	191,000
J.P. Morgan Securities, LLC at:
0.22%, dated 12/31/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $238,960,349, 0.01% - 7.89%, 4/18/27 - 11/20/45)	232,006	232,000
0.49%, dated 12/31/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $214,202,345, 3.00% - 6.00%, 1/01/23 - 6/01/45)	210,020	210,000
1.1%, dated:
11/10/15 due 3/30/16:
(Collateralized by Mortgage Loan Obligations valued at $204,439,473, 0.20% - 6.00%, 3/25/35 - 6/15/49)	190,045	189,000
(Collateralized by Equity Securities valued at $170,923,249)	157,868	157,000
11/20/15 due 3/30/16(Collateralized by Mortgage Loan Obligations valued at $237,898,322, 0.60% - 6.01%, 2/20/35 - 2/15/51)	221,210	220,000
11/25/15 due 3/30/16 (Collateralized by Mortgage Loan Obligations valued at $162,179,282, 0.82% - 6.25%, 7/12/35 - 2/15/51)	150,802	150,000
1.12%, dated 12/2/15 due 3/30/16 (Collateralized by Mortgage Loan Obligations valued at $214,033,544, 0.62% - 6.66%, 5/25/35 - 2/12/51)	199,115	198,000
RBC Capital Markets Co. at:
0.35%, dated 11/23/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $141,073,347, 0.00% - 8.61%, 12/01/23 - 3/20/65)	137,080	137,000
0.5%, dated:
11/17/15 due 1/7/16 (Collateralized by Municipal Bond Obligations valued at $39,948,890, 0.00% - 7.63%, 1/15/16 - 7/01/47)	38,046	38,000
11/19/15 due 1/7/16 (Collateralized by Municipal Bond Obligations valued at $83,216,551, 0.00% - 8.36%, 6/28/16 - 6/15/53)	79,099	79,000
0.55%, dated 12/21/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $126,653,172, 0.00% - 7.70%, 9/01/23 - 12/01/45)	123,056	123,000
1.26%, dated 12/29/15 due 3/28/16 (Collateralized by U.S. Government Obligations valued at $273,298,006, 0.00% - 7.50%, 7/25/18 - 1/15/49)	267,841	267,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $3,880,000)		3,880,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $56,392,154)		56,392,154
NET OTHER ASSETS (LIABILITIES) - 0.0%		18,603
NET ASSETS - 100%		$56,410,757

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000's)
$3,397,814,000 due 1/04/16 at 0.31%
BNP Paribas Securitiers Corp.	$488,639
Bank of America NA	602,417
Citibank NA	104,861
Credit Agricole CIB New York Branch	295,324
HSBC Securities (USA), Inc.	801,249
J.P. Morgan Securities, Inc.	647,001
Societe Generale	113,065
Wells Fargo Securities LLC	345,258
$3,397,814
$1,160,692,000 due 1/04/16 at 0.33%
Bank of Nova Scotia	$109,419
Citibank NA	164,129
J.P. Morgan Securities, Inc.	121,200
Merrill Lynch, Pierce, Fenner & Smith, Inc.	153,195
Societe Generale	218,839
Wells Fargo Securities LLC	393,910
$1,160,692

Income Tax Information

At December 31, 2015 the cost for investment securities for Income Tax Purposes was $56,392,154,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Institutional Money Market Funds

Government Portfolio

December 31, 2015

GVP-QTLY-0216
1.811316.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 8.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes
1/15/16	0.32 to 0.35%	$405,029	$405,056
U.S. Treasury Obligations - 7.6%
U.S. Treasury Bonds
5/15/16	0.29 to 0.39	207,000	212,287
U.S. Treasury Notes
1/31/16 to 7/15/16	0.25 to 0.48 (b)	2,093,000	2,100,347
			2,312,634
TOTAL TREASURY DEBT
(Cost $2,717,690)			2,717,690

Government Agency Debt - 48.4%
Federal Agencies - 48.4%
Fannie Mae
2/1/16 to 3/15/16	0.23 to 0.28	933,200	933,208
Federal Farm Credit Bank
1/11/16 to 6/9/17	0.19 to 0.53 (b)	2,099,375	2,099,457
Federal Home Loan Bank
1/15/16 to 1/24/17	0.18 to 0.60 (b)	8,946,292	8,942,782
Freddie Mac
1/12/16 to 4/20/17	0.19 to 0.48 (b)	2,777,394	2,776,665
TOTAL GOVERNMENT AGENCY DEBT
(Cost $14,752,112)			14,752,112

Government Agency Repurchase Agreement - 16.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.31% dated 12/31/15 due 1/4/16 (Collateralized by U.S. Government Obligations) #	$1,975,490	$1,975,421
0.33% dated 12/31/15 due 1/4/16 (Collateralized by U.S. Government Obligations) #	805,437	805,407
With:
Citibank NA at:
0.34%, dated 12/29/15 due 1/5/16 (Collateralized by U.S. Treasury Obligations valued at $35,703,334, 1.38% - 8.88%, 8/15/17 - 10/20/45)	35,002	35,000
0.35%, dated 12/29/15 due 1/5/16 (Collateralized by U.S. Treasury Obligations valued at $212,224,634, 0.00% - 8.88%, 1/07/16 - 11/01/45)	208,014	208,000
ING Financial Markets LLC at:
0.21%, dated 10/23/15 due 1/22/16 (Collateralized by U.S. Government Obligations valued at $372,451,112, 3.50% , 3/01/42 - 10/01/45)	365,194	365,000
0.23%, dated:
10/16/15 due 1/14/16 (Collateralized by U.S. Government Obligations valued at $157,159,746, 3.00% - 6.00%, 8/01/26 - 11/01/42)	154,089	154,000
10/19/15 due 1/19/16 (Collateralized by U.S. Government Obligations valued at $43,881,700, 4.00%, 8/01/26 - 11/01/31)	43,025	43,000
10/20/15 due 1/20/16 (Collateralized by U.S. Government Obligations valued at $75,514,926, 3.50% - 4.50%, 11/01/26 - 8/01/45)	74,043	74,000
0.3%, dated:
11/18/15 due 2/4/16 (Collateralized by U.S. Government Obligations valued at $69,388,503, 3.50% - 4.50%, 11/01/26 - 9/01/42)	68,051	68,000
11/19/15 due 2/4/16 (Collateralized by U.S. Government Obligations valued at $40,816,734, 4.00%,11/01/41)	40,030	40,000
0.32%, dated 11/25/15 due 2/4/16 (Collateralized by U.S. Government Obligations valued at $41,835,390, 4.00%, 11/01/31 - 11/01/41)	41,033	41,000
Merrill Lynch, Pierce, Fenner & Smith at 0.35%, dated 12/18/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $216,275,740, 2.32% - 4.00%, 2/01/42 - 12/20/45)	212,128	212,000
RBC Capital Markets Corp. at:
0.31%, dated:
12/7/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $69,376,778, 2.54% - 4.00%, 12/25/26 - 12/01/45)	68,022	68,000
12/8/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $69,376,127, 2.54% - 4.50%, 5/01/36 - 12/20/45)	68,021	68,000
0.33%, dated 12/10/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $105,091,651, 1.99% - 6.00%, 10/20/31 - 9/20/63)	103,034	103,000
0.35%, dated:
12/8/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $71,499,960, 1.99% - 5.50%, 9/01/26 - 1/01/46)	70,123	70,000
9/8/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $51,120,819, 0.55% - 8.50%, 7/25/20 - 9/20/63)	50,086	50,000
9/9/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $110,833,628, 0.00% - 7.53%, 4/28/16 - 9/20/63)	108,185	108,000
9/15/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $57,194,132, 0.55% - 6.05%, 12/25/26 - 12/20/62)	56,097	56,000
Wells Fargo Securities, LLC at:
0.17%, dated:
10/5/15 due 1/6/16 (Collateralized by U.S. Government Obligations valued at $161,229,255, 3.00% - 5.00%, 6/15/34 - 12/15/45)	158,069	158,000
10/6/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $101,022,917, 3.50% - 4.00%, 7/15/34 - 11/15/45)	99,043	99,000
10/13/15 due 1/11/16 (Collateralized by U.S. Government Obligations valued at $30,611,994, 4.00% , 5/15/45 - 11/15/45)	30,013	30,000
0.35%, dated 12/29/15 due 1/5/16 (Collateralized by U.S. Government Obligations valued at $212,716,155, 2.75% - 5.50%, 8/15/33 - 1/25/46)	208,014	208,000
0.36%, dated 12/31/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $35,701,429, 4.50% ,11/20/45)	35,002	35,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $5,073,828)		5,073,828

Treasury Repurchase Agreement - 28.6%
With:
Federal Reserve Bank of New York at 0.25%, dated 12/31/15 due 1/4/16 (Collateralized by U.S. Treasury Obligations valued at $7,612,211,538, 1.00% - 8.00%, 3/31/18 - 8/15/43)	7,612,211	7,612,000
Prudential Insurance Co. of America at 0.31%, dated 12/31/15 due 1/4/16(Collateralized by U.S. Treasury Obligations valued at $295,350,137, 0.63% - 5.38%, 8/15/16 - 2/15/36)	289,617	289,607
Sumitomo Mitsui Trust Bank Ltd. at:
0.2%, dated:
12/3/15 due 1/7/16
(Collateralized by U.S. Treasury Obligations valued at $76,265,336, 2.13%, 8/15/25)	75,050	75,035
(Collateralized by U.S. Treasury Obligations valued at $79,500,563, 2.13%, 1/31/21)	78,059	78,044
12/4/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $132,481,230, 2.13%, 1/18/16)	130,098	130,073
0.23%, dated 12/8/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $138,062,281, 3.75%, 11/15/18)	135,125	135,095
0.26%, dated 12/11/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $134,561,795, 3.25%, 3/31/17)	131,954	131,921
0.3%, dated 12/15/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $141,706,481, 3.75%, 11/15/18)	139,031	138,990
0.35%, dated 12/29/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $138,527,132, 3.00%, 2/28/17)	135,679	135,633
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $8,726,398)		8,726,398
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $31,270,028)		31,270,028
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(759,851)
NET ASSETS - 100%		$30,510,177

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,975,421,000 due 1/04/16 at 0.31%
BNP Paribas Securities Corp.	$284,085
Bank of America NA	350,233
Citibank NA	60,964
Credit Agricole CIB New York Branch	171,695
HSBC Securities (USA), Inc.	465,830
J.P. Morgan Securities, Inc.	376,154
Societe Generale	65,734
Wells Fargo Securities LLC	200,726
$1,975,421
$805,407,000 due 1/04/16 at 0.33%
Bank of Nova Scotia	75,926
Citibank NA	113,890
J.P. Morgan Securities, Inc.	84,101
Merrill Lynch, Pierce, Fenner & Smith, Inc.	106,302
Societe Generale	151,853
Wells Fargo Securities LLC	273,335
$805,407

Income Tax Information

At December 31, 2015 the cost for Federal Income Tax Purposes was $31,270,028,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Institutional Money Market Funds

Treasury Only Portfolio

December 31, 2015

TO-QTLY-0216
1.811324.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 101.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Notes
1/15/16	0.32%	$316,354	$316,376
U.S. Treasury Obligations - 98.4%
U.S. Treasury Bills
1/7/16 to 6/23/16	0.00 to 0.52	6,764,960	6,761,955
U.S. Treasury Bonds
5/15/16	0.38 to 0.40	409,000	419,377
U.S. Treasury Notes
1/15/16 to 10/31/17	0.02 to 0.43 (b)	4,057,554	4,061,589
			11,242,921
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $11,559,297)			11,559,297
NET OTHER ASSETS (LIABILITIES) - (1.2)%			(135,461)
NET ASSETS - 100%			$11,423,836

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At December 31, 2015 the cost for Federal Income Tax Purposes was $11,559,297,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016